Consolidated Statement of Operations (USD $)	12 Months Ended			38 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating expenses:
Research and development expenses	$ 51,694,722	$ 30,132,564	$ 4,818,049	$ 86,843,648
General and administrative expenses	9,787,988	4,305,518	2,776,775	17,782,250
Acquisition related charges, net	1,097,000	1,121,000	6,300,000	8,544,000
Operating loss	62,579,710	35,559,082	13,894,824	113,169,898
Interest income	(40,847)	(15,356)	(2,524)	(58,727)
Loss before income tax benefit	62,538,863	35,543,726	13,892,300	113,111,171
Income tax benefit		(2,510,653)	(2,878,440)	(5,811,000)
Net loss	(62,538,863)	(33,033,073)	(11,013,860)	(107,300,171)
Net loss attributable to common stockholders	$ (62,538,863)	$ (33,033,073)	$ (11,013,860)	$ (107,300,171)
Net loss per common share-Basic and Diluted	$ (7.48)	$ (551.51)	$ (469.92)
Weighted-average common shares-Basic and Diluted	8,364,432	59,896	23,438